Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. CME
Term SOFR at 0.26% Floor + 0.37%), 4.69%,
05/25/37
(a)
....................... USD 42 $ 6,578
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.91%, 05/25/35
(a)
....... 45 36,127
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 .. 49 3,778
Series 2000-A, Class A4, 8.29%, 06/15/30 .. 35 2,879
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
6.16%, 08/25/34 ................. —
(b)
63
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................. 9 8,855
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 03/25/37 ................. 12 11,010
Series 2007-HE3, Class 1A3, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
4.68%, 04/25/37 ................. 3 3,339
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (1-mo. CME Term SOFR
at 0.16% Floor and 12.50% Cap + 0.27%),
4.59%, 10/25/36
(a)
.................. 19 18,256
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.63%, 05/25/37 ................. 124 80,705
Series 2007-AHL2, Class A3C, (1-mo. CME
Term SOFR at 0.27% Floor + 0.38%),
4.70%, 05/25/37 ................. 56 36,590
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ....... 36 7,588
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. CME Term SOFR
at 0.22% Floor + 0.33%), 4.65%, 12/25/25
(a)
. —
(b)
456
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
....................... 8 8,509
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.42%, 01/25/29
(c)
1 2,604
Series 2006-S5, Class A5, 6.16%, 06/25/35 . 1 1,903
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. CME Term
SOFR at 0.18% Floor and 16.00% Cap +
0.29%), 4.61%, 05/15/35 ........... 1 1,157
Series 2006-H, Class 1A, (1-mo. CME Term
SOFR at 0.15% Floor and 16.00% Cap +
0.26%), 4.58%, 11/15/36 ............ 3 2,883
First Franklin Mortgage Loan Trust, Series 2006-
FFH1, Class M2, (1-mo. CME Term SOFR at
0.60% Floor + 0.71%), 5.03%, 01/25/36
(a)
.. 42 37,842
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%), 4.83%,
01/25/47 ...................... 18 9,194
Series 2007-HS1, Class M6, (1-mo. CME
Term SOFR at 3.38% Floor + 3.49%),
7.81%, 02/25/47 ................. 25 24,488
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. CME Term SOFR at 0.30% Floor
+ 0.41%), 4.73%, 05/25/37
(a)
........... 27 24,412
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
IXIS Real Estate Capital Trust, Series 2007-HE1,
Class A4, (1-mo. CME Term SOFR at 0.23%
Floor + 0.34%), 4.66%, 05/25/37
(a)
....... USD 586 $ 120,416
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
20 20,174
Series 2002-A, Class C, 0.00%, 06/15/33 .. 3 2,674
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.73%,
06/25/36 ...................... 20 9,187
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.75%,
08/25/36 ...................... 12 4,884
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.91%,
05/25/37
(a)
....................... 9 6,238
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.03%,
12/25/34
(a)
....................... 78 73,286
Oakwood Mortgage Investors, Inc., Series 2001-
D, Class A4, 6.93%, 09/15/31
(a)
......... 7 3,171
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. CME
Term SOFR at 0.21% Floor + 0.32%),
4.64%, 03/25/37
(a)
................ 40 34,233
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
..................... 27 23,029
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
..................... 29 25,702
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1M Sofr FWD
at 1.20% Floor and 18.00% Cap + 1.20%),
6.16%, 10/15/37
(a) (d)
................. 3 2,838
Ownit Mortgage Loan Trust, Series 2006-2, Class
A2C, 6.50%, 01/25/37
(c)
.............. 24 21,473
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. CME Term SOFR at
0.32% Floor + 0.43%), 4.75%, 07/25/36
(a)
.. 15 3,134
Total Asset-Backed Securities — 0 .2%
(Cost: $ 985,751 ) ................................. 679,655
Shares
Shares
Common Stocks
Aerospace & Defense — 1.0%
BAE Systems plc ..................... 78,488 1,584,869
Bharat Electronics Ltd. ................. 48,953 171,235
Curtiss-Wright Corp. ................... 1,270 402,933
Dassault Aviation SA .................. 148 48,799
Embraer SA
(e)
....................... 6,814 78,619
Hindustan Aeronautics Ltd.
(f)
............. 127 6,171
Kongsberg Gruppen ASA ............... 963 141,190
Northrop Grumman Corp. ............... 3,923 2,008,615
Rolls-Royce Holdings plc
(e)
.............. 5,556 54,001
RTX Corp. ......................... 639 84,642
4,581,074
Air Freight & Logistics — 0.2%
CJ Logistics Corp. .................... 2,658 156,274
FedEx Corp. ........................ 2,250 548,505
704,779

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Automobile Components — 0.4%
Apollo Tyres Ltd. ..................... 2,766 $ 13,702
BorgWarner, Inc. ..................... 52,559 1,505,815
Hankook Tire & Technology Co. Ltd. ........ 1,235 33,253
Hanon Systems
(e)
..................... 3,215 7,990
HL Mando Co. Ltd. .................... 1,541 40,869
Hyundai Mobis Co. Ltd. ................. 110 19,575
Lear Corp. ......................... 212 18,703
Valeo SE .......................... 922 8,656
1,648,563
Automobiles — 0.7%
BYD Co. Ltd. , Class A .................. 21,200 1,099,761
BYD Co. Ltd. , Class H ................. 2,000 101,273
Tesla, Inc.
(e)
......................... 6,838 1,772,136
Toyota Motor Corp. ................... 600 10,606
2,983,776
Banks — 4.3%
Banco Bilbao Vizcaya Argentaria SA ........ 4,855 66,259
Banco Santander SA .................. 51,383 346,163
Bancolombia SA ..................... 4,068 45,660
Bank Hapoalim BM ................... 3,487 47,287
Bank of America Corp. ................. 70,076 2,924,272
Bank Polska Kasa Opieki SA ............. 3,942 180,211
BAWAG Group AG
(d) (f)
.................. 57 5,880
BNP Paribas SA ..................... 24,431 2,041,927
Citigroup, Inc. ....................... 21,092 1,497,321
Commonwealth Bank of Australia .......... 3,548 337,393
Credit Agricole SA .................... 42,236 768,993
DBS Group Holdings Ltd. ............... 51,200 1,758,276
Grupo Financiero Banorte SAB de CV , Class O 16,042 111,376
ICICI Bank Ltd. ...................... 3,196 50,235
Intesa Sanpaolo SpA .................. 89,469 461,094
Israel Discount Bank Ltd. , Class A ......... 2,362 16,454
JPMorgan Chase & Co. ................ 11,096 2,721,849
Mediobanca Banca di Credito Finanziario SpA . 2,493 46,763
Mitsubishi UFJ Financial Group, Inc. ........ 53,000 722,592
Mizuho Financial Group, Inc. ............. 62,200 1,707,000
NatWest Group plc .................... 16,450 97,127
PNC Financial Services Group, Inc. (The)
(g)
... 12,413 2,181,833
Standard Chartered plc ................. 13,989 207,588
State Bank of India .................... 1,666 14,979
Sumitomo Mitsui Financial Group, Inc. ....... 30,100 774,010
United Overseas Bank Ltd. .............. 4,100 115,688
19,248,230
Beverages — 0.4%
Ambev SA ......................... 82,279 195,516
Arca Continental SAB de CV ............. 238 2,489
Coca-Cola Co. (The) .................. 404 28,934
Coca-Cola Femsa SAB de CV ............ 6,543 60,044
Heineken NV ....................... 190 15,493
United Spirits Ltd. .................... 1,075 17,589
Wuliangye Yibin Co. Ltd. , Class A .......... 69,400 1,255,627
1,575,692
Biotechnology — 0.9%
AbbVie, Inc. ........................ 6,520 1,366,070
Alkermes plc
(e)
....................... 1,973 65,149
Amgen, Inc. ........................ 1,375 428,381
BeiGene Ltd.
(e)
...................... 3,000 63,453
BioMarin Pharmaceutical, Inc.
(e)
........... 2,531 178,916
Blueprint Medicines Corp.
(e) (g)
............. 933 82,580
CSL Ltd. ........................... 788 124,023
Genmab A/S
(e)
....................... 872 169,884
Gilead Sciences, Inc. .................. 5,327 596,890
Hugel, Inc.
(e)
........................ 579 132,120
Security
Shares
Shares Value
Biotechnology (continued)
Incyte Corp.
(e)
....................... 2,674 $ 161,911
Innovent Biologics, Inc.
(d) (e) (f)
.............. 22,500 135,379
Natera, Inc.
(e)
....................... 751 106,199
Neurocrine Biosciences, Inc.
(e)
............ 927 102,526
Regeneron Pharmaceuticals, Inc. .......... 177 112,259
Seegene, Inc. ....................... 693 10,436
Vertex Pharmaceuticals, Inc.
(e)
............ 587 284,589
4,120,765
Broadline Retail — 2.1%
Alibaba Group Holding Ltd. .............. 81,200 1,343,534
Amazon.com, Inc.
(e)
................... 37,278 7,092,512
Coupang, Inc. , Class A
(e)
................ 5,820 127,632
Etsy, Inc.
(e)
......................... 5,504 259,679
J Front Retailing Co. Ltd. ................ 10,200 126,658
JD.com, Inc. , Class A .................. 20,600 423,774
MercadoLibre, Inc.
(e)
................... 48 93,642
Poya International Co. Ltd. .............. 1,000 14,446
Prosus NV , Class N ................... 183 8,502
Rakuten Group, Inc.
(e)
.................. 2,900 16,637
9,507,016
Building Products — 0.5%
Assa Abloy AB , Class B ................ 928 27,860
Belimo Holding AG (Registered) ........... 22 13,563
Blue Star Ltd. ....................... 6,099 151,600
Daikin Industries Ltd. .................. 3,300 358,112
Johnson Controls International plc ......... 1,612 129,137
Trane Technologies plc ................. 4,122 1,388,784
2,069,056
Capital Markets — 2.2%
Ameriprise Financial, Inc. ............... 14 6,777
Amundi SA
(d) (f)
....................... 382 29,928
CBOE Global Markets, Inc. .............. 54 12,220
Charles Schwab Corp. (The) ............. 19,914 1,558,868
CME Group, Inc. , Class A ............... 371 98,423
Coinbase Global, Inc. , Class A
(e)
........... 142 24,457
Daiwa Securities Group, Inc. ............. 74,500 501,627
Hithink RoyalFlush Information Network Co. Ltd. ,
Class A ......................... 1,700 66,772
IG Group Holdings plc ................. 647 7,983
IGM Financial, Inc. .................... 1,834 56,407
Intercontinental Exchange, Inc. ........... 1,407 242,707
Invesco Ltd. ........................ 15,617 236,910
Moody's Corp. ....................... 4,591 2,137,983
Morgan Stanley ...................... 13,957 1,628,363
MSCI, Inc. ......................... 426 240,903
Multi Commodity Exchange of India Ltd. ..... 222 13,715
Nippon Life India Asset Management Ltd.
(d) (f)
.. 2,667 17,943
Nomura Holdings, Inc. ................. 20,300 125,087
PJT Partners, Inc. , Class A .............. 43 5,929
S&P Global, Inc. ..................... 5,006 2,543,549
9,556,551
Chemicals — 0.9%
Asahi Kasei Corp. .................... 35,200 246,775
Asian Paints Ltd. ..................... 979 26,748
Castrol India Ltd. ..................... 2,529 5,975
Chambal Fertilisers & Chemicals Ltd. ....... 1,888 13,742
Coromandel International Ltd. ............ 350 8,089
DSM-Firmenich AG ................... 6,498 643,290
DuPont de Nemours, Inc. ............... 16,305 1,217,658
Ecolab, Inc. ........................ 2,531 641,659
Givaudan SA (Registered) ............... 124 532,330
Hyosung TNC Corp. ................... 35 5,181
Johnson Matthey plc .................. 2,241 38,522

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
KCC Corp. ......................... 251 $ 43,271
LG Chem Ltd. ....................... 2,732 459,425
Orica Ltd. .......................... 621 6,637
Pidilite Industries Ltd. .................. 397 13,211
Supreme Industries Ltd. ................ 107 4,266
UPL Ltd. ........................... 1,756 13,041
3,919,820
Commercial Services & Supplies — 0.0%
Dai Nippon Printing Co. Ltd. ............. 300 4,271
Waste Management, Inc. ................ 424 98,161
102,432
Communications Equipment — 0.6%
Accton Technology Corp. ............... 2,000 35,434
Arcadyan Technology Corp. .............. 9,000 61,688
Motorola Solutions, Inc. ................ 3,633 1,590,563
Nokia OYJ ......................... 112,254 591,219
Telefonaktiebolaget LM Ericsson , Class B .... 56,869 442,484
Wistron NeWeb Corp. .................. 1,000 4,251
2,725,639
Construction & Engineering — 1.0%
ACS Actividades de Construccion y Servicios SA 2,363 135,242
AECOM ........................... 9,592 889,466
Eiffage SA ......................... 3,456 402,378
EMCOR Group, Inc. ................... 1,126 416,203
HDC Hyundai Development Co-Engineering &
Construction ...................... 1,475 20,127
ITD Cementation India Ltd. .............. 2,928 18,998
KEC International Ltd. ................. 5,345 48,657
MasTec, Inc.
(e)
....................... 4,006 467,540
NCC Ltd. .......................... 1,559 3,796
Obayashi Corp. ...................... 19,300 257,469
Praj Industries Ltd. .................... 2,643 17,045
Samsung E&A Co. Ltd. ................. 4,805 65,023
Shimizu Corp. ....................... 3,900 34,712
Skanska AB , Class B
(e)
................. 3,111 68,663
Stantec, Inc. ........................ 9,721 805,755
Voltas Ltd. ......................... 21,509 365,928
Worley Ltd. ......................... 37,732 343,267
4,360,269
Consumer Finance — 0.6%
American Express Co. ................. 9,122 2,454,274
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp. ................ 1,877 1,775,229
E-MART, Inc. ........................ 157 8,680
Empire Co. Ltd. , Class A ................ 195 6,538
J Sainsbury plc ...................... 8,298 25,293
Migros Ticaret A/S
(g)
................... 22,158 289,182
Tesco plc .......................... 240,028 1,032,669
Walmart, Inc. ........................ 19,282 1,692,767
4,830,358
Containers & Packaging — 0.2%
Crown Holdings, Inc. .................. 9,349 834,492
Diversified REITs — 0.0%
British Land Co. plc (The) ............... 3,656 17,505
Diversified Telecommunication Services — 0.9%
AT&T, Inc. .......................... 432 12,217
Deutsche Telekom AG (Registered) ........ 65,470 2,417,152
Telefonica Brasil SA ................... 27,975 245,215
Verizon Communications, Inc. ............ 26,340 1,194,782
3,869,366
Security
Shares
Shares Value
Electric Utilities — 0.4%
CPFL Energia SA ..................... 14,445 $ 95,913
Edison International ................... 2,316 136,459
Enel SpA .......................... 151,966 1,231,913
Energisa SA ........................ 14,299 100,080
Entergy Corp. ....................... 411 35,136
NextEra Energy, Inc. .................. 4,793 339,776
Power Grid Corp. of India Ltd. ............ 9,380 31,743
1,971,020
Electrical Equipment — 1.3%
ABB Ltd. (Registered) .................. 41,161 2,123,823
Acuity, Inc. ......................... 1,629 428,997
AMETEK, Inc. ....................... 5,074 873,438
Bizlink Holding, Inc. ................... 16,954 263,530
Contemporary Amperex Technology Co. Ltd. ,
Class A ......................... 6,800 237,556
CS Wind Corp. ...................... 4,285 99,165
Eaton Corp. plc ...................... 649 176,418
Emerson Electric Co. .................. 583 63,920
GE Vernova T&D India Ltd. .............. 3,099 56,074
Hitachi Energy India Ltd. ................ 111 16,327
KEI Industries Ltd. .................... 287 9,664
LS Corp. .......................... 118 8,583
Mitsubishi Electric Corp. ................ 2,100 38,729
Nordex SE
(e)
........................ 563 8,694
Schneider Electric SE .................. 3,237 747,247
Siemens Energy AG
(e)
.................. 2,496 147,968
Triveni Turbine Ltd. ................... 2,418 15,827
Vestas Wind Systems A/S
(e)
.............. 30,340 419,739
5,735,699
Electronic Equipment, Instruments & Components — 0.6%
Chroma ATE, Inc. ..................... 44,000 384,485
Delta Electronics, Inc. .................. 26,000 287,567
Flex Ltd.
(e)
.......................... 250 8,270
Keyence Corp. ...................... 600 235,926
Keysight Technologies, Inc.
(e)
............. 49 7,339
Lotes Co. Ltd. ....................... 1,000 42,311
Murata Manufacturing Co. Ltd. ............ 7,600 117,230
Primax Electronics Ltd. ................. 1,000 2,518
Sinbon Electronics Co. Ltd. .............. 1,000 7,787
TE Connectivity plc ................... 11,813 1,669,413
2,762,846
Energy Equipment & Services — 0.2%
Schlumberger NV .................... 6,637 277,426
TechnipFMC plc ...................... 22,475 712,233
989,659
Entertainment — 0.4%
NetEase, Inc. ....................... 2,100 43,139
Netflix, Inc.
(e)
........................ 1,724 1,607,682
PVR Inox Ltd.
(e)
...................... 1,304 13,858
ROBLOX Corp. , Class A
(e)
............... 647 37,714
Sea Ltd. , ADR, Class A
(e)
................ 544 70,987
Spotify Technology SA
(e)
................ 149 81,954
1,855,334
Financial Services — 1.0%
Bajaj Finserv Ltd. ..................... 1,240 28,998
Berkshire Hathaway, Inc. , Class B
(e)
........ 1,752 933,080
Block, Inc. , Class A
(e)
.................. 296 16,082
Essent Group Ltd. .................... 366 21,125
Investor AB , Class B ................... 4,834 144,170
Mastercard, Inc. , Class A ................ 1,453 796,418
MGIC Investment Corp. ................ 1,127 27,927
ORIX Corp. ......................... 1,000 20,879

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Pagseguro Digital Ltd. , Class A
(e)
.......... 6,117 $ 46,673
PayPal Holdings, Inc.
(e)
................. 401 26,165
Power Finance Corp. Ltd. ............... 1,295 6,231
Remitly Global, Inc.
(e)
.................. 342 7,114
Visa, Inc. , Class A .................... 6,861 2,404,506
4,479,368
Food Products — 0.8%
AVI Ltd. ........................... 7,425 35,972
BRF SA ........................... 11,223 38,941
Danone SA ......................... 20,430 1,562,594
Guangdong Haid Group Co. Ltd. , Class A .... 1,500 10,326
Ingredion, Inc.
(g)
...................... 1,592 215,254
JBS SA ........................... 5,348 38,565
Marfrig Global Foods SA ................ 2,130 6,741
Tyson Foods, Inc. , Class A .............. 28,364 1,809,907
3,718,300
Gas Utilities — 0.0%
ENN Energy Holdings Ltd. ............... 11,400 94,224
National Fuel Gas Co. ................. 499 39,516
133,740
Ground Transportation — 0.0%
Uber Technologies, Inc.
(e)
............... 1,193 86,922
Health Care Equipment & Supplies — 0.7%
Boston Scientific Corp.
(e)
................ 12,497 1,260,697
Koninklijke Philips NV
(e)
................. 6,240 158,859
Medtronic plc ....................... 15,351 1,379,441
ResMed, Inc. ....................... 863 193,182
2,992,179
Health Care Providers & Services — 1.2%
Cardinal Health, Inc. ................... 3,356 462,356
Centene Corp.
(e)
..................... 4,241 257,471
Cigna Group (The) .................... 2,317 762,293
Dr Lal PathLabs Ltd.
(d) (f)
................. 1,666 48,153
Elevance Health, Inc. .................. 1,691 735,517
Fortis Healthcare Ltd. .................. 2,858 23,245
HCA Healthcare, Inc. .................. 2,808 970,304
UnitedHealth Group, Inc. ................ 3,848 2,015,390
Universal Health Services, Inc. , Class B ..... 725 136,228
5,410,957
Health Care REITs — 0.0%
Ventas, Inc. ........................ 1,494 102,727
Health Care Technology — 0.0%
Doximity, Inc. , Class A
(e)
................ 185 10,736
Pro Medicus Ltd. ..................... 133 16,834
27,570
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. , Class A
(e)
.................. 2,808 335,444
Aristocrat Leisure Ltd. .................. 3,922 158,618
Booking Holdings, Inc. ................. 540 2,487,731
DoorDash, Inc. , Class A
(e)
............... 2,413 441,024
MakeMyTrip Ltd.
(e)
.................... 2,358 231,060
Meituan , Class B
(d) (e) (f)
.................. 34,720 698,652
Trip.com Group Ltd. ................... 4,107 261,069
Zomato Ltd.
(e)
....................... 11,793 27,703
4,641,301
Household Durables — 0.5%
Crompton Greaves Consumer Electricals Ltd. .. 36,124 149,217
Dixon Technologies India Ltd.
(f)
............ 2,474 379,454
Garmin Ltd. ......................... 275 59,711
NVR, Inc.
(e)
......................... 17 123,155
Security
Shares
Shares Value
Household Durables (continued)
Panasonic Holdings Corp. ............... 25,600 $ 305,395
Sony Group Corp. .................... 49,700 1,257,559
Taylor Morrison Home Corp.
(e)
............ 954 57,278
Toll Brothers, Inc. ..................... 1,008 106,435
2,438,204
Household Products — 0.6%
Colgate-Palmolive Co. ................. 24,146 2,262,480
Henkel AG & Co. KGaA ................ 844 60,807
Procter & Gamble Co. (The) ............. 1,401 238,758
2,562,045
Independent Power and Renewable Electricity Producers — 0.0%
Drax Group plc ...................... 16,361 123,741
ReNew Energy Global plc , Class A
(e)
........ 7,423 43,722
167,463
Industrial Conglomerates — 0.4%
3M Co. ............................ 2,066 303,413
CJ Corp. .......................... 1,232 97,994
Doosan Co. Ltd. ..................... 110 22,130
Honeywell International, Inc. ............. 509 107,781
KOC Holding A/S ..................... 1,234 5,325
Samsung C&T Corp. .................. 360 28,755
Siemens AG (Registered) ............... 2,513 580,368
Siemens Ltd. ........................ 608 37,311
SK, Inc. ........................... 283 25,050
Smiths Group plc ..................... 20,287 509,062
1,717,189
Industrial REITs — 0.1%
Prologis, Inc. ........................ 3,750 419,213
Insurance — 2.1%
Aegon Ltd. ......................... 3,567 23,428
AIA Group Ltd. ...................... 213,600 1,616,925
Allianz SE (Registered) ................. 4,773 1,826,674
Allstate Corp. (The) ................... 2,649 548,528
AXA SA ........................... 15,217 650,158
Direct Line Insurance Group plc ........... 25,231 91,808
Hanover Insurance Group, Inc. (The) ....... 243 42,270
Hartford Insurance Group, Inc. (The) ........ 14,200 1,756,966
Japan Post Insurance Co. Ltd. ............ 5,500 112,090
Max Financial Services Ltd.
(e)
............. 754 10,086
MS&AD Insurance Group Holdings, Inc. ..... 500 10,874
NN Group NV ....................... 4,378 243,617
Ping An Insurance Group Co. of China Ltd. ,
Class H ......................... 76,500 456,625
Reinsurance Group of America, Inc. ........ 2,889 568,844
Sun Life Financial, Inc. ................. 335 19,173
Suncorp Group Ltd. ................... 1,114 13,492
Travelers Cos., Inc. (The) ............... 4,333 1,145,905
9,137,463
Interactive Media & Services — 3.3%
Alphabet, Inc. , Class A ................. 23,841 3,686,772
Alphabet, Inc. , Class C ................. 15,291 2,388,913
Auto Trader Group plc
(d) (f)
............... 35,609 344,325
Baidu, Inc. , Class A
(e)
.................. 5,900 68,099
Bilibili, Inc. , Class Z
(e)
.................. 1,140 21,862
Meta Platforms, Inc. , Class A ............. 7,839 4,518,086
NAVER Corp. ....................... 1,687 220,464
REA Group Ltd. ...................... 1,944 269,719
Tencent Holdings Ltd. .................. 48,500 3,098,954
14,617,194

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 0.9%
Accenture plc , Class A ................. 7,801 $ 2,434,224
CGI, Inc. , Class A .................... 467 46,620
HCL Technologies Ltd. ................. 14,566 269,840
Infosys Ltd. ......................... 54,052 990,425
Persistent Systems Ltd. ................ 80 5,134
Tata Consultancy Services Ltd. ........... 2,726 114,673
Wipro Ltd. .......................... 6,689 20,402
Wix.com Ltd.
(e)
....................... 165 26,958
3,908,276
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. ............... 118 13,804
Illumina, Inc.
(e)
....................... 486 38,559
IQVIA Holdings, Inc.
(e)
.................. 5,203 917,289
969,652
Machinery — 0.4%
Alfa Laval AB ....................... 6,741 289,021
Amada Co. Ltd. ...................... 41,400 403,220
Cummins India Ltd. ................... 3,854 136,802
FANUC Corp. ....................... 4,900 133,504
Hyundai Rotem Co. Ltd. ................ 259 18,627
MISUMI Group, Inc. ................... 3,200 53,263
Parker-Hannifin Corp. .................. 122 74,158
Techtronic Industries Co. Ltd. ............. 13,000 155,796
Wartsila OYJ Abp ..................... 16,883 301,251
Westinghouse Air Brake Technologies Corp. ... 1,623 294,331
1,859,973
Marine Transportation — 0.2%
AP Moller - Maersk A/S , Class B ........... 81 140,975
Kuehne + Nagel International AG (Registered) . 3,455 797,866
938,841
Media — 0.6%
Comcast Corp. , Class A ................ 46,309 1,708,802
Fox Corp. , Class B .................... 3,150 166,036
Informa plc ......................... 67,864 680,466
Publicis Groupe SA ................... 361 34,060
2,589,364
Metals & Mining — 0.8%
Anglo American plc
(g)
.................. 8,104 226,921
Freeport-McMoRan, Inc. ................ 24,707 935,407
Hindustan Zinc Ltd. ................... 17,755 95,245
Hyundai Steel Co. .................... 4,848 82,753
Kinross Gold Corp. .................... 14,529 183,045
Nucor Corp. ........................ 831 100,003
Rio Tinto plc ........................ 1,358 81,494
Teck Resources Ltd. , Class B ............ 3,935 143,340
Wheaton Precious Metals Corp. ........... 23,373 1,813,740
3,661,948
Multi-Utilities — 0.4%
Consolidated Edison, Inc. ............... 3,581 396,023
E.ON SE .......................... 18,004 271,766
Engie SA .......................... 49,831 970,998
Veolia Environnement SA ............... 553 19,019
1,657,806
Oil, Gas & Consumable Fuels — 2.1%
Aker BP ASA ........................ 6,036 143,108
BP plc ............................ 32,711 183,556
Cheniere Energy, Inc. .................. 184 42,578
Chevron Corp. ....................... 17,386 2,908,504
ConocoPhillips ...................... 11,887 1,248,373
Cosan SA .......................... 7,672 9,962
EOG Resources, Inc. .................. 4,105 526,425
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Equinor ASA ........................ 10,119 $ 267,230
Exxon Mobil Corp. .................... 2,312 274,966
Great Eastern Shipping Co. Ltd. (The) ....... 440 4,771
Keyera Corp.
(g)
...................... 12,821 398,515
Marathon Petroleum Corp. .............. 2,500 364,225
New Fortress Energy, Inc. , (Acquired 12/24/24 ,
cost $ 0 )
(e) (h)
....................... 2,994 24,880
Petronet LNG Ltd. .................... 2,532 8,673
Repsol SA ......................... 24,578 326,335
Santos Ltd. ......................... 3,568 14,952
Shell plc ........................... 73,669 2,681,576
Ultrapar Participacoes SA ............... 29,265 88,978
Valero Energy Corp. ................... 141 18,622
Var Energi ASA ...................... 3,510 11,289
9,547,518
Passenger Airlines — 0.4%
Alaska Air Group, Inc.
(e)
................. 266 13,092
ANA Holdings, Inc. .................... 20,900 385,788
Delta Air Lines, Inc. ................... 24,088 1,050,237
easyJet plc ......................... 3,447 19,821
International Consolidated Airlines Group SA .. 55,749 188,640
United Airlines Holdings, Inc.
(e)
............ 4,475 308,999
1,966,577
Personal Care Products — 0.0%
Natura & Co. Holding SA ................ 17,969 31,709
Pharmaceuticals — 3.0%
Ajanta Pharma Ltd. ................... 934 28,595
Alkem Laboratories Ltd. ................ 826 47,051
Astellas Pharma, Inc.
(g)
................. 46,200 449,734
AstraZeneca plc ..................... 5,633 827,177
Bristol-Myers Squibb Co. ................ 18,705 1,140,818
Daiichi Sankyo Co. Ltd. ................. 4,600 109,544
Eli Lilly & Co. ....................... 2,680 2,213,439
GSK plc ........................... 10,358 197,943
Jazz Pharmaceuticals plc
(e)
.............. 99 12,291
Merck & Co., Inc. ..................... 13,857 1,243,804
Merck KGaA ........................ 157 21,605
Novartis AG (Registered) ............... 18,156 2,016,583
Novo Nordisk A/S , Class B .............. 6,337 433,314
Pfizer, Inc. ......................... 95,057 2,408,744
Roche Holding AG .................... 571 187,932
Sanofi SA .......................... 3,501 387,637
Strides Pharma Science Ltd. ............. 2,221 17,304
Takeda Pharmaceutical Co. Ltd. ........... 41,100 1,218,154
Zoetis, Inc. , Class A ................... 1,464 241,048
Zydus Lifesciences Ltd. ................ 10,543 109,050
13,311,767
Professional Services — 0.9%
Computer Age Management Services Ltd. .... 1,067 46,147
Experian plc ........................ 18,024 835,148
Intertek Group plc .................... 7,994 519,804
Recruit Holdings Co. Ltd. ............... 13,200 683,909
Thomson Reuters Corp. ................ 9,343 1,612,277
Verisk Analytics, Inc. ................... 734 218,453
3,915,738
Real Estate Management & Development — 0.5%
Allos SA ........................... 42,128 141,671
FirstService Corp. .................... 1,995 330,807
Jones Lang LaSalle, Inc.
(e)
............... 1,623 402,358
Mitsubishi Estate Co. Ltd. ............... 7,100 116,056
Mitsui Fudosan Co. Ltd. ................ 103,300 925,059
Nomura Real Estate Holdings, Inc. ......... 32,500 189,656

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Oberoi Realty Ltd. .................... 336 $ 6,399
Prestige Estates Projects Ltd. ............ 621 8,578
Tokyo Tatemono Co. Ltd. ................ 800 13,546
Tokyu Fudosan Holdings Corp. ............ 1,400 9,393
2,143,523
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 298 29,150
Kimco Realty Corp. ................... 8,462 179,733
Klepierre SA ........................ 1,224 40,970
Link REIT .......................... 4,400 20,619
RioCan REIT ........................ 2,913 34,716
Simon Property Group, Inc. .............. 5,764 957,285
1,262,473
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.
(e)
........... 9,713 997,914
Applied Materials, Inc. ................. 5,121 743,160
Bestechnic Shanghai Co. Ltd. , Class A ...... 245 13,741
Broadcom, Inc. ...................... 10,657 1,784,302
Elan Microelectronics Corp. .............. 17,000 70,445
KLA Corp. .......................... 228 154,994
Lam Research Corp. .................. 6,625 481,637
MediaTek, Inc. ....................... 22,000 948,210
NVIDIA Corp. ....................... 85,992 9,319,813
Parade Technologies Ltd. ............... 7,000 121,008
QUALCOMM, Inc. .................... 10,997 1,689,249
Realtek Semiconductor Corp. ............ 13,000 207,253
Taiwan Semiconductor Manufacturing Co. Ltd. . 87,000 2,450,180
Tokyo Electron Ltd. ................... 7,500 1,028,494
20,010,400
Software — 4.5%
Adobe, Inc.
(e)
........................ 3,889 1,491,548
Autodesk, Inc.
(e)
...................... 1,277 334,318
Birlasoft Ltd. ........................ 30,029 134,988
Dropbox, Inc. , Class A
(e)
................ 7,363 196,666
Elastic NV
(e)
........................ 879 78,319
Fair Isaac Corp.
(e)
..................... 62 114,338
Fortinet, Inc.
(e)
....................... 8,979 864,318
Guidewire Software, Inc.
(e)
............... 313 58,644
Intuit, Inc. .......................... 3,229 1,982,574
KPIT Technologies Ltd. ................. 1,177 17,830
Microsoft Corp. ...................... 28,055 10,531,566
Nice Ltd.
(e)
......................... 1,152 177,823
Palantir Technologies, Inc. , Class A
(e)
....... 3,681 310,676
Pegasystems, Inc. .................... 1,582 109,981
SailPoint, Inc.
(e)
...................... 2,229 41,794
Salesforce, Inc. ...................... 1,616 433,670
SAP SE ........................... 2,624 703,100
ServiceNow, Inc.
(e)
.................... 2,511 1,999,107
TOTVS SA ......................... 18,865 110,880
Xero Ltd.
(e)
......................... 3,525 344,546
20,036,686
Specialized REITs — 0.0%
Digital Realty Trust, Inc. ................ 246 35,249
Lamar Advertising Co. , Class A ........... 71 8,079
43,328
Specialty Retail — 0.6%
Home Depot, Inc. (The) ................ 5,145 1,885,591
Industria de Diseno Textil SA ............. 2,682 133,542
JB Hi-Fi Ltd. ........................ 942 55,060
Lojas Renner SA ..................... 210,031 452,712
Pop Mart International Group Ltd.
(d) (f)
........ 800 16,169
Security
Shares
Shares Value
Specialty Retail (continued)
Trent Ltd. .......................... 946 $ 58,642
2,601,716
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ......................... 57,461 12,763,812
Chicony Electronics Co. Ltd. ............. 12,000 61,423
NetApp, Inc. ........................ 8,559 751,823
Samsung Electronics Co. Ltd. ............ 15,973 633,257
Xiaomi Corp. , Class B
(d) (e) (f)
.............. 32,400 205,018
14,415,333
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG ......................... 140 33,020
Hermes International SCA ............... 47 123,663
HUGO BOSS AG ..................... 4,099 155,836
Makalot Industrial Co. Ltd. ............... 22,460 208,431
Moncler SpA ........................ 3,380 208,198
Vivara Participacoes SA ................ 3,827 13,353
742,501
Trading Companies & Distributors — 0.1%
Finning International, Inc. ............... 4,773 134,296
Sumitomo Corp. ..................... 7,600 173,416
307,712
Transportation Infrastructure — 0.0%
TAV Havalimanlari Holding A/S
(e)
.......... 246 1,570
Water Utilities — 0.1%
Cia de Saneamento de Minas Gerais Copasa
MG ............................ 5,478 19,065
United Utilities Group plc ................ 20,024 261,273
VA Tech Wabag Ltd.
(e)
.................. 904 15,281
295,619
Wireless Telecommunication Services — 0.2%
Bharti Airtel Ltd. ...................... 468 9,461
MTN Group Ltd. ...................... 23,044 154,879
SK Telecom Co. Ltd. ................... 6,483 244,199
SoftBank Corp. ...................... 99,000 138,103
SoftBank Group Corp. ................. 3,100 158,565
Tele2 AB , Class B .................... 420 5,664
TIM SA ........................... 14,507 45,683
756,554
Total Common Stocks — 56 .7%
(Cost: $ 226,351,511 ) .............................. 252,052,634
Par (000)
Par (000)
Corporate Bonds
Automobile Components — 0.0%
(d)
Garrett Motion Holdings, Inc., 7.75%, 05/31/32 . USD 49 48,432
IHO Verwaltungs GmbH
(i)
7.75% , ( 7.75 % Cash or 8.50 % PIK), 11/15/30 12 11,825
8.00% , ( 8.00 % Cash or 8.75 % PIK), 11/15/32 9 8,770
Patrick Industries, Inc., 6.38%, 11/01/32 ..... 20 19,386
Phinia, Inc., 6.63%, 10/15/32 ............ 44 43,153
131,566
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd., 10.00%,
03/31/29
(d)
...................... 40 36,167
Honda Motor Co. Ltd., 2.53%, 03/10/27 ..... 280 270,121
306,288

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks — 3.3%
Banco Bilbao Vizcaya Argentaria SA, (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.70%), 6.14%, 09/14/28
(a)
..... USD 600 $ 618,950
Banco Santander SA
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18% ,
03/24/28
(a)
..................... 400 395,968
5.59% , 08/08/28 ................... 400 411,390
6.61% , 11/07/28 ................... 400 425,045
Bank of America Corp.
(a)
(1-day SOFR + 1.05%), 2.55% , 02/04/28 .. 379 365,634
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ...................... 89 87,490
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ...................... 39 38,165
(1-day SOFR + 1.99%), 6.20% , 11/10/28 .. 210 218,257
(1-day SOFR + 1.32%), 2.69% , 04/22/32 .. 393 345,898
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 250 241,585
(1-day SOFR + 1.31%), 5.51% , 01/24/36 .. 330 335,849
(1-day SOFR + 1.70%), 5.74% , 02/12/36 .. 195 194,627
Bank of Montreal, 5.20%, 02/01/28 ........ 360 366,588
BPCE SA, 2.70%, 10/01/29
(d)
............ 274 250,608
Citigroup, Inc.
(a)
(1-day SOFR + 1.15%), 2.67% , 01/29/31 .. 800 721,775
(1-day SOFR + 3.91%), 4.41% , 03/31/31 .. 465 453,110
(1-day SOFR + 2.11%), 2.57% , 06/03/31 .. 350 311,684
(1-day SOFR + 1.17%), 2.56% , 05/01/32 .. 20 17,374
(1-day SOFR + 1.94%), 3.79% , 03/17/33 .. 310 283,559
(1-day SOFR + 2.06%), 5.83% , 02/13/35 .. 230 229,011
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
................. 30 31,361
HSBC Holdings plc
(a)
(1-day SOFR + 1.90%), 5.87% , 11/18/35 .. 200 199,285
(1-day SOFR + 1.56%), 5.45% , 03/03/36 .. 200 199,263
ING Groep NV, (1-day SOFR + 1.83%), 4.02%,
03/28/28
(a)
...................... 670 662,508
Intesa Sanpaolo SpA
(a)(d)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32 ...................... 98 87,927
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42 ...................... 22 17,690
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ...................... 127 125,294
(1-day SOFR + 1.17%), 2.95% , 02/24/28 .. 266 258,405
(1-day SOFR + 1.89%), 2.18% , 06/01/28 .. 6 5,710
(1-day SOFR + 1.99%), 4.85% , 07/25/28 .. 445 447,843
(3-mo. CME Term SOFR + 1.59%), 4.45% ,
12/05/29 ...................... 13 12,910
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ...................... 175 148,634
(1-day SOFR + 1.26%), 2.96% , 01/25/33 .. 220 194,203
(1-day SOFR + 2.58%), 5.72% , 09/14/33 .. 650 667,920
(1-day SOFR + 1.85%), 5.35% , 06/01/34 .. 232 235,771
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 98 98,392
Mitsubishi UFJ Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.83%), 2.34%, 01/19/28
(a)
..... 380 365,502
Mizuho Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.75%), 1.55%, 07/09/27
(a)
..... 500 481,407
Morgan Stanley Bank NA, (1-day SOFR +
0.68%), 4.45%, 10/15/27
(a)
............ 281 280,647
Security
Par (000)
Par (000) Value
Banks (continued)
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.34%), 5.30% , 01/21/28 .. USD 170 $ 172,332
(1-day SOFR + 1.60%), 5.40% , 07/23/35 .. 360 361,186
Royal Bank of Canada, 5.20%, 08/01/28 ..... 420 428,111
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 .. 780 807,746
(1-day SOFR + 2.70%), 6.57% , 06/12/29 .. 250 259,142
Santander UK Group Holdings plc, (1-day SOFR
+ 2.60%), 6.53%, 01/10/29
(a)
.......... 680 706,993
Sumitomo Mitsui Financial Group, Inc.
5.52% , 01/13/28 ................... 200 205,326
1.90% , 09/17/28 ................... 200 183,002
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 .................. 370 354,103
UniCredit SpA, (5-Year USD Swap Rate +
4.91%), 7.30%, 04/02/34
(a) (d)
........... 64 67,538
US Bancorp
(a)
(1-day SOFR + 1.86%), 5.68% , 01/23/35 .. 40 40,892
(1-day SOFR + 1.41%), 5.42% , 02/12/36 .. 235 236,411
Washington Mutual Escrow Bonds
(e)(j)(k)
0.00% , 11/06/09 ................... 100 1,300
0.00% , 09/29/17 ................... 400 —
14,657,321
Beverages — 0.7%
Coca-Cola Co. (The)
3.00% , 03/05/51 ................... 1,460 973,576
2.50% , 03/15/51 ................... 220 131,508
Diageo Capital plc
2.00% , 04/29/30 ................... 780 688,606
2.13% , 04/29/32 ................... 270 226,049
5.50% , 01/24/33 ................... 1,030 1,060,773
3,080,512
Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27 ........... 200 192,045
Gilead Sciences, Inc.
5.25% , 10/15/33 ................... 160 163,751
5.55% , 10/15/53 ................... 180 179,147
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ....................... 1,160 989,146
1,524,089
Broadline Retail — 0.1%
GrubHub Holdings, Inc., 5.50%, 07/01/27
(d)
... 29 26,635
Kohl's Corp., 5.55%, 07/17/45 ........... 10 5,458
Nordstrom, Inc., 5.00%, 01/15/44 ......... 76 55,929
Rakuten Group, Inc.
(d)
11.25% , 02/15/27 .................. 74 80,170
9.75% , 04/15/29 ................... 135 146,572
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.25%), 8.13%
(a) (l)
... 7 6,912
Wayfair LLC
(d)
7.25% , 10/31/29 ................... 34 32,559
7.75% , 09/15/30 ................... 81 78,201
432,436
Building Products — 0.5%
CRH America Finance, Inc., 5.50%, 01/09/35 .. 295 298,727
Owens Corning
3.40% , 08/15/26 ................... 110 108,205
4.30% , 07/15/47 ................... 410 330,121
Trane Technologies Financing Ltd., 3.80%,
03/21/29 ....................... 1,280 1,246,825
1,983,878

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 1.8%
Ares Capital Corp.
2.88% , 06/15/27 ................... USD 145 $ 138,677
2.88% , 06/15/28 ................... 190 176,846
5.80% , 03/08/32 ................... 140 139,159
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.51%), 4.71%, 02/01/34
(a)
...... 180 176,169
Blackstone Private Credit Fund, 4.00%, 01/15/29 129 122,480
Coinbase Global, Inc., 3.38%, 10/01/28
(d)
.... 52 46,944
Deutsche Bank AG
(a)
(1-day SOFR + 1.59%), 5.71% , 02/08/28 .. 150 152,277
(1-day SOFR + 2.05%), 5.40% , 09/11/35 .. 173 168,666
FactSet Research Systems, Inc.
2.90% , 03/01/27 ................... 790 765,141
3.45% , 03/01/32 ................... 37 33,314
FS KKR Capital Corp.
2.63% , 01/15/27 ................... 125 119,309
3.13% , 10/12/28 ................... 330 300,268
6.13% , 01/15/30 ................... 133 132,298
Goldman Sachs Group, Inc. (The)
(a)
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ...................... 206 202,064
(1-day SOFR + 1.25%), 2.38% , 07/21/32 .. 1,455 1,246,196
(1-day SOFR + 1.55%), 5.85% , 04/25/35 .. 263 271,808
(1-day SOFR + 1.38%), 5.54% , 01/28/36 .. 195 197,723
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38 ...................... 123 105,630
Golub Capital BDC, Inc., 6.00%, 07/15/29 .... 377 378,530
LPL Holdings, Inc., 5.65%, 03/15/35 ....... 230 227,754
Main Street Capital Corp., 6.95%, 03/01/29 ... 195 200,590
Moody's Corp., 3.25%, 01/15/28 .......... 69 66,977
Morgan Stanley
(a)
(1-day SOFR + 1.00%), 2.48% , 01/21/28 .. 280 270,022
3.59% , 07/22/28 ................... 35 34,128
(1-day SOFR + 1.14%), 2.70% , 01/22/31 .. 380 344,258
(1-day SOFR + 1.03%), 1.79% , 02/13/32 .. 762 638,455
(1-day SOFR + 1.02%), 1.93% , 04/28/32 .. 24 20,108
(1-day SOFR + 1.20%), 2.51% , 10/20/32 .. 516 442,899
(1-day SOFR + 1.87%), 5.25% , 04/21/34 .. 470 470,232
(1-day SOFR + 1.88%), 5.42% , 07/21/34 .. 240 242,796
StoneX Group, Inc., 7.88%, 03/01/31
(d)
...... 56 58,455
VFH Parent LLC, 7.50%, 06/15/31
(d)
....... 35 35,965
7,926,138
Chemicals — 0.1%
Chemours Co. (The), 8.00%, 01/15/33
(d)
..... 70 65,456
Ecolab, Inc., 2.70%, 12/15/51 ........... 210 127,888
NOVA Chemicals Corp., 9.00%, 02/15/30
(d)
... 8 8,609
Nufarm Australia Ltd., 5.00%, 01/27/30
(d)
..... 37 34,333
Rain Carbon, Inc., 12.25%, 09/01/29
(d)
...... 27 28,682
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(d)
...................... 30 28,137
293,105
Commercial Services & Supplies — 0.1%
Deluxe Corp.
(d)
8.00% , 06/01/29 ................... 10 9,104
8.13% , 09/15/29 ................... 28 28,164
Pitney Bowes, Inc.
(d)
6.88% , 03/15/27 ................... 2 1,997
7.25% , 03/15/29 ................... 20 19,899
RELX Capital, Inc., 5.25%, 03/27/35 ....... 30 30,234
Republic Services, Inc.
4.75% , 07/15/30 ................... 30 30,152
5.20% , 11/15/34 ................... 140 141,497
261,047
Security
Par (000)
Par (000) Value
Communications Equipment — 0.3%
Cisco Systems, Inc.
4.95% , 02/24/32 ................... USD 10 $ 10,140
5.30% , 02/26/54 ................... 95 92,992
CommScope LLC, 8.25%, 03/01/27
(d)
....... 28 26,513
Motorola Solutions, Inc.
2.30% , 11/15/30 ................... 450 393,253
2.75% , 05/24/31 ................... 440 389,784
5.60% , 06/01/32 ................... 240 248,056
5.40% , 04/15/34 ................... 220 222,572
1,383,310
Construction & Engineering — 0.3%
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%, 02/01/32
(d)
.............. 44 41,904
Great Lakes Dredge & Dock Corp., 5.25%,
06/01/29
(d)
...................... 14 12,677
Quanta Services, Inc., 2.90%, 10/01/30 ..... 1,190 1,071,194
Tutor Perini Corp., 11.88%, 04/30/29
(d)
...... 31 34,131
1,159,906
Construction Materials — 0.0%
Martin Marietta Materials, Inc., 5.15%, 12/01/34 150 149,065
Consumer Finance — 1.0%
AerCap Ireland Capital DAC, 4.95%, 09/10/34 . 165 158,909
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
............ 59 57,091
American Express Co.
2.55% , 03/04/27 ................... 199 192,330
(SOFR Index + 1.28%), 5.28% , 07/27/29
(a)
. 290 295,909
(1-day SOFR + 1.84%), 5.04% , 05/01/34
(a)
. 130 129,913
(1-day SOFR + 1.93%), 5.63% , 07/28/34
(a)
. 50 51,108
(SOFR Index + 1.32%), 5.44% , 01/30/36
(a)
. 275 277,955
Bread Financial Holdings, Inc., 9.75%, 03/15/29
(d)
61 64,396
Capital One Financial Corp.
(a)
(1-day SOFR + 3.07%), 7.62% , 10/30/31 .. 890 991,206
(1-day SOFR + 2.37%), 5.27% , 05/10/33 .. 100 98,459
(1-day SOFR + 2.60%), 5.82% , 02/01/34 .. 360 362,793
Credit Acceptance Corp.
(d)
9.25% , 12/15/28 ................... 42 44,463
6.63% , 03/15/30 ................... 30 29,554
Discover Financial Services, (SOFR Index +
3.37%), 7.96%, 11/02/34
(a)
............ 480 548,648
Encore Capital Group, Inc., 9.25%, 04/01/29
(d)
. 38 39,798
EZCORP, Inc., 7.38%, 04/01/32
(d)
......... 15 15,218
goeasy Ltd.
(d)
9.25% , 12/01/28 ................... 35 36,743
7.63% , 07/01/29 ................... 29 29,008
6.88% , 05/15/30 ................... 34 33,296
7.38% , 10/01/30 ................... 25 24,519
OneMain Finance Corp.
6.63% , 01/15/28 ................... 43 43,319
9.00% , 01/15/29 ................... 28 29,384
6.63% , 05/15/29 ................... 30 30,056
PROG Holdings, Inc., 6.00%, 11/15/29
(d)
..... 10 9,231
SLM Corp., 6.50%, 01/31/30 ............ 30 30,783
Synchrony Financial
2.88% , 10/28/31 ................... 620 524,329
7.25% , 02/02/33 ................... 41 42,205
Toyota Motor Credit Corp., 5.35%, 01/09/35 ... 230 233,767
4,424,390
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The), 5.00%, 09/15/34 ........ 105 102,613
United Natural Foods, Inc., 6.75%, 10/15/28
(d)
. 60 59,250
US Foods, Inc., 7.25%, 01/15/32
(d)
........ 49 50,935
Walgreen Co., 4.40%, 09/15/42 .......... 7 6,109

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Walgreens Boots Alliance, Inc.
8.13% , 08/15/29 ................... USD 64 $ 65,350
4.65% , 06/01/46 ................... 2 1,748
286,005
Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(d)
...................... 12 11,820
Diversified REITs — 0.0%
Uniti Group LP
(d)
10.50% , 02/15/28 .................. 78 82,859
6.50% , 02/15/29 ................... 21 18,862
101,721
Diversified Telecommunication Services — 0.2%
CCO Holdings LLC
5.38% , 06/01/29
(d)
.................. 67 64,829
6.38% , 09/01/29
(d)
.................. 72 71,785
4.75% , 03/01/30
(d)
.................. 11 10,202
7.38% , 03/01/31
(d)
.................. 132 134,109
4.75% , 02/01/32
(d)
.................. 21 18,646
4.50% , 05/01/32 ................... 20 17,361
4.25% , 01/15/34
(d)
.................. 80 65,800
Consolidated Communications, Inc., 6.50%,
10/01/28
(d)
...................... 45 43,390
Koninklijke KPN NV, 8.38%, 10/01/30 ...... 260 301,255
Level 3 Financing, Inc., 4.25%, 07/01/28
(d)
.... 45 39,038
Windstream Services LLC, 8.25%, 10/01/31
(d)
. 41 41,742
808,157
Electric Utilities — 0.8%
Avangrid, Inc.
3.20% , 04/15/25 ................... 500 499,596
3.80% , 06/01/29 ................... 140 134,787
Baltimore Gas & Electric Co., 2.25%, 06/15/31 . 18 15,666
Commonwealth Edison Co., 4.90%, 02/01/33 .. 460 457,040
Eversource Energy
Series U , 1.40% , 08/15/26 ............ 60 57,386
2.90% , 03/01/27 ................... 270 261,514
3.38% , 03/01/32 ................... 220 197,145
Exelon Corp.
2.75% , 03/15/27 ................... 19 18,388
5.45% , 03/15/34 ................... 130 132,180
5.10% , 06/15/45 ................... 10 9,053
4.10% , 03/15/52 ................... 7 5,383
NRG Energy, Inc., 6.25%, 11/01/34
(d)
....... 17 16,735
NSTAR Electric Co.
3.25% , 05/15/29 ................... 280 265,805
3.95% , 04/01/30 ................... 250 242,762
Public Service Co. of New Hampshire, 5.15%,
01/15/53 ....................... 110 103,101
Public Service Electric & Gas Co.
3.65% , 09/01/28 ................... 80 78,276
5.20% , 08/01/33 ................... 650 660,556
2.05% , 08/01/50 ................... 31 16,494
Tampa Electric Co., 5.15%, 03/01/35 ....... 185 183,576
Vistra Operations Co. LLC, 7.75%, 10/15/31
(d)
. 25 26,181
3,381,624
Electrical Equipment — 0.0%
Emerson Electric Co., 5.00%, 03/15/35 ..... 120 120,802
Electronic Equipment, Instruments & Components — 0.2%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 . 15 14,591
CDW LLC, 3.57%, 12/01/31 ............ 66 59,644
Keysight Technologies, Inc.
4.60% , 04/06/27 ................... 620 619,098
3.00% , 10/30/29 ................... 170 157,027
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
4.95% , 10/15/34 ................... USD 35 $ 34,271
884,631
Energy Equipment & Services — 0.0%
Enerflex Ltd., 9.00%, 10/15/27
(d)
.......... 22 22,513
Helix Energy Solutions Group, Inc., 9.75%,
03/01/29
(d)
...................... 28 29,899
Oceaneering International, Inc., 6.00%, 02/01/28 4 3,958
Valaris Ltd., 8.38%, 04/30/30
(d)
........... 39 39,045
Vallourec SACA, 7.50%, 04/15/32
(d)
........ 29 30,301
125,716
Entertainment — 0.0%
Electronic Arts, Inc., 1.85%, 02/15/31 ....... 122 103,714
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(d)
...................... 26 24,123
Odeon Finco plc, 12.75%, 11/01/27
(d)
....... 48 50,166
178,003
Financial Services — 0.6%
Benteler International AG, 10.50%, 05/15/28
(d)
. 7 7,349
Burford Capital Global Finance LLC
(d)
6.88% , 04/15/30 ................... 10 9,873
9.25% , 07/01/31 ................... 45 47,411
CPI CG, Inc., 10.00%, 07/15/29
(d)
......... 37 39,386
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 .................. 58 53,415
Fiserv, Inc.
5.45% , 03/02/28 ................... 130 132,950
5.60% , 03/02/33 ................... 275 282,584
Freedom Mortgage Corp.
(d)
12.00% , 10/01/28 .................. 14 15,038
12.25% , 10/01/30 .................. 22 24,240
Freedom Mortgage Holdings LLC
(d)
9.25% , 02/01/29 ................... 31 31,482
9.13% , 05/15/31 ................... 36 36,227
8.38% , 04/01/32 ................... 10 9,771
Mastercard, Inc.
3.30% , 03/26/27 ................... 100 98,386
2.00% , 11/18/31 ................... 390 332,647
3.85% , 03/26/50 ................... 370 292,994
MGIC Investment Corp., 5.25%, 08/15/28 .... 830 821,483
Nationstar Mortgage Holdings, Inc.
(d)
6.50% , 08/01/29 ................... 29 29,400
5.13% , 12/15/30 ................... 89 88,772
5.75% , 11/15/31 ................... 29 28,991
7.13% , 02/01/32 ................... 20 20,775
PennyMac Financial Services, Inc.
(d)
7.88% , 12/15/29 ................... 8 8,323
7.13% , 11/15/30 ................... 27 27,431
6.88% , 02/15/33 ................... 35 34,781
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(d)
...................... 30 28,924
UWM Holdings LLC, 6.63%, 02/01/30
(d)
..... 40 39,673
Visa, Inc., 3.65%, 09/15/47 ............. 180 140,203
2,682,509
Food Products — 0.3%
Kellanova
3.40% , 11/15/27 ................... 190 185,234
4.30% , 05/15/28 ................... 460 458,336
Post Holdings, Inc.
(d)
6.38% , 03/01/33 ................... 46 45,232
6.25% , 10/15/34 ................... 26 25,599
Unilever Capital Corp., 1.75%, 08/12/31 ..... 600 510,455
1,224,856

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88% , 08/20/26 ................... USD 8 $ 7,937
5.75% , 05/20/27 ................... 40 38,438
9.38% , 06/01/28
(d)
.................. 31 30,672
National Fuel Gas Co., 5.95%, 03/15/35 ..... 110 112,092
ONE Gas, Inc., 4.25%, 09/01/32 .......... 45 42,769
231,908
Ground Transportation — 0.1%
Canadian National Railway Co., 3.85%, 08/05/32 160 149,429
Ryder System, Inc.
5.65% , 03/01/28 ................... 25 25,687
6.30% , 12/01/28 ................... 310 326,962
502,078
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 8.38%, 10/01/28
(d)
.... 54 56,025
Insulet Corp., 6.50%, 04/01/33
(d)
.......... 51 51,839
Zimmer Biomet Holdings, Inc.
4.70% , 02/19/27 ................... 10 10,030
5.35% , 12/01/28 ................... 40 40,906
158,800
Health Care Providers & Services — 1.6%
AHP Health Partners, Inc., 5.75%, 07/15/29
(d)
.. 29 26,905
Cardinal Health, Inc., 5.35%, 11/15/34 ...... 210 210,752
Cencora, Inc.
2.70% , 03/15/31 ................... 590 524,833
4.30% , 12/15/47 ................... 340 275,451
Centene Corp., 2.45%, 07/15/28 .......... 370 337,621
Cigna Group (The)
4.38% , 10/15/28 ................... 280 277,863
5.25% , 02/15/34 ................... 170 170,910
DaVita, Inc.
(d)
4.63% , 06/01/30 ................... 33 30,379
6.88% , 09/01/32 ................... 25 25,140
Elevance Health, Inc., 3.65%, 12/01/27 ..... 260 254,970
HCA, Inc.
5.25% , 06/15/26 ................... 230 230,672
3.13% , 03/15/27 ................... 160 155,387
5.20% , 06/01/28 ................... 170 172,095
5.45% , 04/01/31 ................... 265 269,173
3.63% , 03/15/32 ................... 338 305,562
5.60% , 04/01/34 ................... 245 246,358
5.45% , 09/15/34 ................... 45 44,609
4.63% , 03/15/52 ................... 100 79,611
5.90% , 06/01/53 ................... 80 76,456
Icon Investments Six DAC, 6.00%, 05/08/34 .. 930 949,413
McKesson Corp., 5.10%, 07/15/33 ........ 780 790,495
Quest Diagnostics, Inc.
4.60% , 12/15/27 ................... 280 281,428
4.63% , 12/15/29 ................... 340 338,428
Tenet Healthcare Corp., 6.13%, 10/01/28 .... 49 48,776
UnitedHealth Group, Inc.
4.90% , 04/15/31 ................... 350 354,390
4.50% , 04/15/33 ................... 90 87,036
5.88% , 02/15/53 ................... 60 60,855
5.05% , 04/15/53 ................... 420 380,340
7,005,908
Health Care REITs — 0.0%
MPT Operating Partnership LP
5.00% , 10/15/27 ................... 46 41,561
4.63% , 08/01/29 ................... 41 31,256
8.50% , 02/15/32
(d)
.................. 15 15,280
88,097
Security
Par (000)
Par (000) Value
Health Care Technology — 0.3%
IQVIA, Inc.
5.70% , 05/15/28 ................... USD 1,000 $ 1,017,830
6.25% , 02/01/29 ................... 395 411,306
1,429,136
Hotel & Resort REITs — 0.0%
XHR LP, 6.63%, 05/15/30
(d)
............. 76 74,612
Hotels, Restaurants & Leisure — 0.2%
Brinker International, Inc., 8.25%, 07/15/30
(d)
.. 11 11,553
Darden Restaurants, Inc.
4.35% , 10/15/27 ................... 85 84,373
4.55% , 10/15/29 ................... 85 83,967
Genting New York LLC, 7.25%, 10/01/29
(d)
... 19 19,364
Hyatt Hotels Corp., 5.38%, 12/15/31 ....... 390 388,461
Premier Entertainment Sub LLC
(d)
5.63% , 09/01/29 ................... 49 36,015
5.88% , 09/01/31 ................... 8 5,300
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(d)
...................... 20 21,248
Resorts World Las Vegas LLC, 8.45%, 07/27/30
(d)
25 25,618
Sabre GLBL, Inc.
(d)
8.63% , 06/01/27 ................... 10 9,896
11.25% , 12/15/27 .................. 19 20,138
10.75% , 11/15/29 .................. 33 33,240
Viking Cruises Ltd.
(d)
7.00% , 02/15/29 ................... 25 25,084
9.13% , 07/15/31 ................... 27 28,839
793,096
Household Durables — 0.3%
MDC Holdings, Inc., 3.97%, 08/06/61 ....... 100 76,091
NVR, Inc., 3.00%, 05/15/30 ............. 620 568,206
PulteGroup, Inc.
5.00% , 01/15/27 ................... 470 472,725
6.38% , 05/15/33 ................... 240 254,153
1,371,175
Industrial Conglomerates — 0.2%
3M Co., 2.38%, 08/26/29 .............. 370 337,759
Honeywell International, Inc., 5.35%, 03/01/64 . 90 85,133
Pentair Finance SARL
4.50% , 07/01/29 ................... 450 443,461
5.90% , 07/15/32 ................... 190 195,347
1,061,700
Insurance — 0.5%
Allstate Corp. (The), 3.85%, 08/10/49 ...... 140 105,742
Ambac Assurance Corp., 5.10%
(d) (l)
........ 5 6,647
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31
(d)
...................... 38 38,507
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54 110 112,063
Markel Group, Inc., 6.00%, 05/16/54 ....... 102 102,852
Marsh & McLennan Cos., Inc.
5.15% , 03/15/34 ................... 280 282,557
5.45% , 03/15/53 ................... 270 261,989
5.70% , 09/15/53 ................... 290 294,345
Progressive Corp. (The), 4.95%, 06/15/33 .... 580 583,252
Stewart Information Services Corp., 3.60%,
11/15/31 ....................... 170 151,917
Willis North America, Inc.
4.65% , 06/15/27 ................... 160 160,100
5.90% , 03/05/54 ................... 220 216,748
2,316,719
Interactive Media & Services — 0.0%
Snap, Inc., 6.88%, 03/01/33
(d)
........... 66 65,995

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 0.5%
Accenture Capital, Inc., 4.50%, 10/04/34 ..... USD 25 $ 24,157
CGI, Inc., 2.30%, 09/14/31 ............. 520 442,757
Cogent Communications Group LLC, 7.00%,
06/15/27
(d)
...................... 87 87,650
IBM International Capital Pte. Ltd.
4.90% , 02/05/34 ................... 720 708,569
5.30% , 02/05/54 ................... 420 392,837
International Business Machines Corp., 2.20%,
02/09/27 ....................... 280 269,429
VeriSign, Inc., 5.25%, 06/01/32 .......... 60 60,529
1,985,928
Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31
(d)
....... 14 14,300
Machinery — 0.0%
Cummins, Inc., 4.90%, 02/20/29 .......... 160 162,794
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(d)
.. 7 7,196
Otis Worldwide Corp., 2.57%, 02/15/30 ..... 23 20,816
190,806
Media — 0.1%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(d)
...................... 23 20,139
CSC Holdings LLC
(d)
5.50% , 04/15/27 ................... 10 9,258
7.50% , 04/01/28 ................... 10 7,071
11.25% , 05/15/28 .................. 10 9,668
11.75% , 01/31/29 .................. 10 9,699
DirecTV Financing LLC
(d)
5.88% , 08/15/27 ................... 53 51,360
8.88% , 02/01/30 ................... 41 39,123
10.00% , 02/15/31 .................. 95 91,219
GCI LLC, 4.75%, 10/15/28
(d)
............ 29 26,734
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ....................... 32 27,936
Nexstar Media, Inc.
(d)
5.63% , 07/15/27 ................... 34 33,494
4.75% , 11/01/28 ................... 73 68,363
Paramount Global, 4.20%, 05/19/32 ....... 45 40,355
Sinclair Television Group, Inc.
(d)
5.50% , 03/01/30 ................... 25 18,500
4.38% , 12/31/32 ................... 46 28,519
8.13% , 02/15/33 ................... 25 24,670
TEGNA, Inc.
4.63% , 03/15/28 ................... 14 13,244
5.00% , 09/15/29 ................... 2 1,856
521,208
Metals & Mining — 0.2%
Algoma Steel, Inc., 9.13%, 04/15/29
(d)
...... 18 16,744
Capstone Copper Corp., 6.75%, 03/31/33
(d)
... 20 19,921
Cleveland-Cliffs, Inc., 7.38%, 05/01/33
(d)
..... 59 56,612
First Quantum Minerals Ltd., 9.38%, 03/01/29
(d)
16 16,840
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(d)
...................... 7 6,904
Ivanhoe Mines Ltd., 7.88%, 01/23/30
(d)
...... 11 11,004
Novelis, Inc., 6.88%, 01/30/30
(d)
.......... 25 25,354
Reliance, Inc., 2.15%, 08/15/30 .......... 370 321,440
Rio Tinto Finance USA plc, 5.25%, 03/14/35 .. 200 201,536
Steel Dynamics, Inc., 2.40%, 06/15/25 ...... 330 328,225
SunCoke Energy, Inc., 4.88%, 06/30/29
(d)
.... 20 18,355
Taseko Mines Ltd., 8.25%, 05/01/30
(d)
...... 38 38,797
1,061,732
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(d)
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29 USD 15 $ 15,439
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 42 43,057
6.50% , 10/15/30 ................... 25 24,768
83,264
Oil, Gas & Consumable Fuels — 1.5%
Aethon United BR LP, 7.50%, 10/01/29
(d)
..... 12 12,206
California Resources Corp., 8.25%, 06/15/29
(d)
. 99 100,611
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 30 30,247
3.70% , 11/15/29 ................... 170 162,335
2.74% , 12/31/39 ................... 246 196,848
Cheniere Energy, Inc., 4.63%, 10/15/28 ..... 830 821,118
Chevron USA, Inc., 4.98%, 04/15/35 ....... 530 531,207
Chord Energy Corp., 6.75%, 03/15/33
(d)
..... 30 29,843
Civitas Resources, Inc., 8.38%, 07/01/28
(d)
... 15 15,480
CNX Midstream Partners LP, 4.75%, 04/15/30
(d)
16 14,895
ConocoPhillips Co., 5.00%, 01/15/35 ....... 465 460,337
Coterra Energy, Inc., 5.40%, 02/15/35 ...... 50 49,208
Crescent Energy Finance LLC
(d)
9.25% , 02/15/28 ................... 11 11,421
7.63% , 04/01/32 ................... 44 43,519
7.38% , 01/15/33 ................... 11 10,607
CVR Energy, Inc., 8.50%, 01/15/29
(d)
....... 11 10,561
Diamondback Energy, Inc.
5.75% , 04/18/54 ................... 50 47,138
5.90% , 04/18/64 ................... 40 37,628
Enbridge, Inc., 6.20%, 11/15/30 .......... 25 26,456
Expand Energy Corp., 5.70%, 01/15/35 ..... 100 100,358
Global Partners LP
6.88% , 01/15/29 ................... 6 5,989
8.25% , 01/15/32
(d)
.................. 48 49,342
Greenfire Resources Ltd., 12.00%, 10/01/28
(d)
. 15 15,867
Karoon USA Finance, Inc., 10.50%, 05/14/29
(d)
. 10 10,300
Kinder Morgan Energy Partners LP
7.50% , 11/15/40 ................... 16 18,481
5.00% , 08/15/42 ................... 20 17,830
Kinder Morgan, Inc., 5.95%, 08/01/54 ...... 130 127,086
NFE Financing LLC, 12.00%, 11/15/29
(d)
..... 463 390,407
Occidental Petroleum Corp., 6.05%, 10/01/54 . 70 65,527
ONEOK, Inc.
5.85% , 01/15/26 ................... 330 332,513
5.65% , 11/01/28 ................... 460 473,796
6.35% , 01/15/31 ................... 380 403,628
6.05% , 09/01/33 ................... 170 177,003
7.15% , 01/15/51 ................... 120 130,343
PBF Holding Co. LLC
6.00% , 02/15/28 ................... 13 12,091
7.88% , 09/15/30
(d)
.................. 22 19,267
Saturn Oil & Gas, Inc., 9.63%, 06/15/29
(d)
.... 25 24,178
SM Energy Co.
(d)
6.75% , 08/01/29 ................... 6 5,911
7.00% , 08/01/32 ................... 12 11,777
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(d)
...................... 24 24,493
Talos Production, Inc.
(d)
9.00% , 02/01/29 ................... 34 34,936
9.38% , 02/01/31 ................... 34 34,594
Targa Resources Corp.
6.15% , 03/01/29 ................... 810 846,958
5.55% , 08/15/35 ................... 160 159,777
6.50% , 02/15/53 ................... 210 218,393
TotalEnergies Capital SA, 5.49%, 04/05/54 ... 150 145,130
Venture Global LNG, Inc.
(d)
9.50% , 02/01/29 ................... 25 26,808

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
9.88% , 02/01/32 ................... USD 61 $ 64,787
Vermilion Energy, Inc.
(d)
6.88% , 05/01/30 ................... 47 46,025
7.25% , 02/15/33 ................... 90 85,676
Williams Cos., Inc. (The), 5.60%, 03/15/35 ... 180 183,452
6,874,388
Passenger Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27
(d)
..... 34 32,940
American Airlines Pass-Through Trust, Series
2019-1, Class B, 3.85%, 02/15/28 ....... 39 37,636
American Airlines, Inc.
(d)
7.25% , 02/15/28 ................... 54 53,727
8.50% , 05/15/29 ................... 86 87,307
JetBlue Airways Corp., 9.88%, 09/20/31
(d)
.... 93 91,799
United Airlines Pass-Through Trust, Series 2019-
2, Class B, 3.50%, 05/01/28 ........... 21 20,069
323,478
Pharmaceuticals — 0.6%
Bausch Health Cos., Inc.
(d)
6.13% , 02/01/27 ................... 141 142,974
11.00% , 09/30/28 .................. 130 123,825
Eli Lilly & Co., 5.05%, 08/14/54 .......... 260 245,665
Merck & Co., Inc.
2.15% , 12/10/31 ................... 370 318,359
2.45% , 06/24/50 ................... 30 17,691
2.75% , 12/10/51 ................... 19 11,760
5.00% , 05/17/53 ................... 85 78,522
Novartis Capital Corp., 2.20%, 08/14/30 ..... 855 764,305
Organon & Co., 7.88%, 05/15/34
(d)
........ 96 93,185
Zoetis, Inc.
3.00% , 09/12/27 ................... 110 106,379
2.00% , 05/15/30 ................... 800 703,428
2,606,093
Professional Services — 0.3%
Automatic Data Processing, Inc., 1.70%,
05/15/28 ....................... 1,510 1,400,622
Real Estate Management & Development — 0.2%
CBRE Services, Inc.
4.88% , 03/01/26 ................... 170 169,960
5.50% , 04/01/29 ................... 320 328,136
5.95% , 08/15/34 ................... 500 522,770
Howard Hughes Corp. (The), 5.38%, 08/01/28
(d)
37 35,901
1,056,767
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc., 3.75%, 02/15/51
(d)
........ 130 97,225
Intel Corp., 4.88%, 02/10/28 ............ 440 442,329
Lam Research Corp., 1.90%, 06/15/30 ...... 1,050 921,958
NVIDIA Corp.
1.55% , 06/15/28 ................... 190 175,463
2.00% , 06/15/31 ................... 870 758,663
3.50% , 04/01/50 ................... 50 37,934
3.70% , 04/01/60 ................... 480 359,560
NXP BV
3.88% , 06/18/26 ................... 25 24,786
4.30% , 06/18/29 ................... 172 168,663
3.40% , 05/01/30 ................... 70 65,239
2.50% , 05/11/31 ................... 189 164,638
Texas Instruments, Inc.
1.90% , 09/15/31 ................... 97 83,276
3.65% , 08/16/32 ................... 1,020 953,122
4.90% , 03/14/33 ................... 220 222,669
TSMC Arizona Corp.
4.25% , 04/22/32 ................... 350 342,020
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.25% , 10/25/51 ................... USD 220 $ 162,114
4,979,659
Software — 1.1%
Adobe, Inc., 2.30%, 02/01/30 ............ 1,010 916,857
Autodesk, Inc.
3.50% , 06/15/27 ................... 81 79,410
2.40% , 12/15/31 ................... 54 46,256
Cloud Software Group, Inc.
(d)
6.50% , 03/31/29 ................... 40 38,883
9.00% , 09/30/29 ................... 49 48,872
Dye & Durham Ltd., 8.63%, 04/15/29
(d)
...... 25 25,768
Intuit, Inc.
1.35% , 07/15/27 ................... 860 807,502
1.65% , 07/15/30 ................... 1,060 918,334
5.20% , 09/15/33 ................... 90 91,903
5.50% , 09/15/53 ................... 30 29,828
Oracle Corp.
5.50% , 08/03/35 ................... 580 584,631
5.38% , 09/27/54 ................... 55 50,157
4.10% , 03/25/61 ................... 120 85,759
Rackspace Finance LLC, 3.50%, 05/15/28
(d)
.. 23 9,454
Roper Technologies, Inc., 1.75%, 02/15/31 ... 26 21,851
Salesforce, Inc., 3.05%, 07/15/61 ......... 260 160,387
ServiceNow, Inc., 1.40%, 09/01/30 ........ 850 717,355
Workday, Inc., 3.80%, 04/01/32 .......... 500 462,783
5,095,990
Specialized REITs — 0.2%
American Tower Corp.
1.45% , 09/15/26 ................... 120 114,749
5.80% , 11/15/28 ................... 10 10,368
Crown Castle, Inc., 3.65%, 09/01/27 ....... 260 253,298
Equinix, Inc.
1.00% , 09/15/25 ................... 151 148,664
1.45% , 05/15/26 ................... 160 154,634
Iron Mountain, Inc., 7.00%, 02/15/29
(d)
...... 28 28,636
710,349
Specialty Retail — 0.4%
Bath & Body Works, Inc.
6.95% , 03/01/33 ................... 45 45,954
6.88% , 11/01/35 ................... 74 74,958
7.60% , 07/15/37 ................... 8 8,153
Carvana Co.
(d)(i)
9.00% , ( 9.00 % Cash or 12.00 % PIK),
12/01/28 ...................... 51 51,461
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 59 61,087
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 115 125,336
Foot Locker, Inc., 4.00%, 10/01/29
(d)
....... 25 20,689
Gap, Inc. (The), 3.63%, 10/01/29
(d)
........ 20 18,041
Home Depot, Inc. (The)
1.50% , 09/15/28 ................... 300 273,741
1.38% , 03/15/31 ................... 31 25,795
1.88% , 09/15/31 ................... 400 338,970
4.50% , 12/06/48 ................... 17 14,642
3.35% , 04/15/50 ................... 240 168,995
Lowe's Cos., Inc.
3.35% , 04/01/27 ................... 250 244,790
3.65% , 04/05/29 ................... 93 89,670
Upbound Group, Inc., 6.38%, 02/15/29
(d)
..... 16 15,128
1,577,410

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc., 7.75%, 03/31/30
(d)
..... USD 10 $ 10,366
NetApp, Inc., 5.70%, 03/17/35 ........... 265 264,555
274,921
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
3.05% , 03/15/32 ................... 142 122,756
5.50% , 03/11/35 ................... 65 64,227
VF Corp., 6.45%, 11/01/37 ............. 68 65,496
Wolverine World Wide, Inc., 4.00%, 08/15/29
(d)
. 49 41,459
293,938
Trading Companies & Distributors — 0.0%
(d)
Fortress Transportation & Infrastructure Investors
LLC
7.88% , 12/01/30 ................... 49 51,174
7.00% , 06/15/32 ................... 14 14,197
WESCO Distribution, Inc., 6.38%, 03/15/33 ... 30 30,151
95,522
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA, 7.38%,
04/02/32
(d)
...................... 22 22,247
T-Mobile USA, Inc.
5.30% , 05/15/35 ................... 275 276,476
5.50% , 01/15/55 ................... 90 85,608
Zegona Finance plc, 8.63%, 07/15/29
(d)
..... 37 39,188
423,519
Total Corporate Bonds — 20 .7%
(Cost: $ 92,537,319 ) ............................... 92,188,013
Foreign Government Obligations
Chile — 0.1%
Republic of Chile , 3.25%
,
09/21/71 ......... 320 192,960
Mexico — 0.0%
United Mexican States , 3.77%
,
05/24/61 ..... 250 146,000
Total Foreign Government Obligations — 0 .1%
(Cost: $ 365,728 ) ................................. 338,960
Shares
Shares
Investment Companies
iShares Russell 1000 Value ETF
(m)
......... 24,988 4,701,742
Total Investment Companies — 1 .1%
(Cost: $ 3,951,265 ) ............................... 4,701,742
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME
Term SOFR at 0.35% Floor and 5.42%
Cap + 0.46%), 4.78%, 06/25/35
(a)
...... 36 31,214
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ...................... 19 8,525
Series 2006-OC10, Class 2A3, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.89%, 11/25/36
(a)
................ 22 19,251
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.71%, 04/25/47
(a)
................ 18 16,130
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.79%, 06/25/47
(a)
................ USD 10 $ 8,134
Series 2007-OH2, Class A2A, (1-mo. CME
Term SOFR at 0.48% Floor and 10.00%
Cap + 0.59%), 4.91%, 08/25/47
(a)
...... 4 3,748
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 5.58%, 10/25/46
(a)
.. 40 26,168
APS Resecuritization Trust, Series 2016-1, Class
1MZ, 2.79%, 07/31/57
(a) (d)
............. 140 52,248
Banc of America Funding Trust, Series 2014-R2,
Class 1C, 0.00%, 11/26/36
(a) (d)
.......... 49 16,958
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. CME Term SOFR
at 0.28% Floor and 11.00% Cap + 0.39%),
4.71%, 08/25/36
(a)
.................. 8 7,814
Chase Mortgage Finance Trust, Series 2007-S6,
Class 1A1, 6.00%, 12/25/37 ........... 265 107,177
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 .......... 19 15,429
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
....................... 109 43,050
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(1-mo. CME Term SOFR at 1.35% Floor and
6.25% Cap + 1.46%), 5.78%, 11/25/35
(a)
... 18 3,785
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
.......... 23 11,010
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.77%,
08/25/47
(a)
....................... 73 65,715
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
6.64%, 03/25/36
(a)
.................. 4 3,875
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ........... —
(b)
677
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 4.03%, 09/25/37
(a)
.. 26 16,969
J.P. Morgan Alternative Loan Trust, Series
2007-A1, Class 1A4, (1-mo. CME Term SOFR
at 0.42% Floor and 11.50% Cap + 0.53%),
4.85%, 03/25/37
(a)
.................. 18 14,407
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (d)
... 24 23,612
Nomura Asset Acceptance Corp. Alternative Loan
Trust, Series 2007-2, Class A4, (1-mo. CME
Term SOFR at 0.84% Floor + 0.95%), 5.27%,
06/25/37
(a)
....................... 4 2,939
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-3, Class 4A, 4.12%, 04/25/36
(a)
. 7 3,551
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50% Cap
+ 0.49%), 4.81%, 06/25/36
(a)
........... 10 8,605
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 . 28 25,704
Series 2006-4, Class 3A5, 6.85%, 05/25/36
(c)
34 29,781
566,476

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Bayview Commercial Asset Trust
(a)(d)
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.88%,
01/25/36 ...................... USD 10 $ 9,756
Series 2005-4A, Class M1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.79%), 5.11%,
01/25/36 ...................... 8 7,332
Series 2006-1A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.65%), 4.97%,
04/25/36 ...................... 5 4,303
Series 2006-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.49%), 4.81%,
10/25/36 ...................... 5 4,781
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.88%,
10/25/36 ...................... 5 4,790
30,962
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a) (d)
......... 831 2,592
Total Non-Agency Mortgage-Backed Securities — 0 .1%
(Cost: $ 785,952 ) ................................. 600,030
Beneficial Interest
(000)
Other Interests
(n)
Capital Markets — 0.0%
(e)(j)(k)
Lehman Brothers Holdings, Inc. ........... 490 —
Lehman Brothers Holdings, Inc., Capital Trust VII 130 —
Total Other Interests — 0.0%
(Cost: $ 6 ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Banks — 0.0%
Banco Bradesco SA (Preference) .......... 18,587 41,171
Bancolombia SA (Preference) ............ 9,851 99,499
140,670
Chemicals — 0.0%
Braskem SA (Preference) , Series A , Class A
(e)
. 55,582 107,922
Electric Utilities — 0.0%
Energisa SA (Preference) ............... 2 3
ISA Energia Brasil SA (Preference) ......... 1,991 7,798
7,801
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ........ 3,867 307,686
Metals & Mining — 0.0%
Gerdau SA (Preference) ................ 38,168 108,622
Total Preferred Securities — 0 .1%
(Cost: $ 905,695 ) ................................. 672,701
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.7%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ 90 86,555
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00% , 09/01/27 - 12/01/46 ............ USD 183 $ 169,354
3.50% , 04/01/31 - 01/01/48 ............ 304 286,381
4.00% , 08/01/40 - 12/01/45 ............ 47 45,459
4.50% , 02/01/39 - 04/01/49 ............ 377 369,119
5.00% , 10/01/41 - 11/01/48 ............ 73 74,258
5.50% , 06/01/41 ................... 33 33,949
6.00% , 01/01/34 ................... 26 26,578
Federal National Mortgage Association ,
4.00% , 01/01/41 ................... 3 3,248
Government National Mortgage Association
2.00% , 08/20/50 - 04/20/52 ............ 4,135 3,383,505
2.00% , 04/15/55
(o)
.................. 1,163 951,152
2.50% , 07/20/51 - 07/20/52 ............ 4,159 3,549,379
2.50% , 04/15/55
(o)
.................. 300 255,853
3.00% , 02/15/45 - 09/20/52 ............ 2,687 2,384,502
3.50% , 01/15/42 - 02/20/52 ............ 947 877,968
4.00% , 04/20/39 - 12/20/47 ............ 167 159,737
4.00% , 04/15/55
(o)
.................. 444 415,604
4.50% , 12/20/39 - 04/20/50 ............ 225 220,252
5.00% , 12/15/38 - 10/20/54 ............ 227 225,443
5.00% , 04/15/55
(o)
.................. 300 295,063
5.50% , 12/20/52 - 07/20/53 ............ 186 187,596
5.50% , 04/15/55
(o)
.................. 775 776,593
6.00% , 09/20/53 - 08/20/54 ............ 114 115,868
6.00% , 04/15/55
(o)
.................. 450 456,701
6.50% , 08/20/54 - 03/20/55 ............ 148 151,867
6.50% , 04/15/55
(o)
.................. 125 127,956
7.50% , 03/15/32 ................... 1 816
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 02/01/52 ............ 3,403 2,788,203
2.00% , 04/25/40
(o)
.................. 1,250 1,129,529
2.50% , 09/01/27 - 02/01/52 ............ 1,544 1,351,177
2.50% , 04/25/40 - 04/25/55
(o)
........... 1,150 1,002,950
3.00% , 04/01/29 - 03/01/52 ............ 1,552 1,408,688
3.50% , 08/01/30 - 01/01/51 ............ 2,149 1,970,140
3.50% , 04/25/40
(o)
.................. 61 58,677
4.00% , 10/01/33 - 01/01/51 ............ 1,149 1,098,004
4.00% , 04/25/40 - 04/25/55
(o)
........... 500 471,173
4.50% , 07/01/25 - 08/01/53 ............ 1,788 1,747,567
5.00% , 09/01/35 - 01/01/55 ............ 314 311,066
5.00% , 04/25/55
(o)
.................. 1,200 1,176,061
5.50% , 02/01/35 - 11/01/54 ............ 305 309,253
5.50% , 04/25/55
(o)
.................. 1,250 1,248,338
6.00% , 12/01/27 - 08/01/54 ............ 903 924,688
6.00% , 04/25/55
(o)
.................. 600 609,385
6.50% , 05/01/40 - 09/01/54 ............ 593 618,793
6.50% , 04/25/55
(o)
.................. 500 515,560
34,370,008
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2017-3 ,
Class B , 0.00% , 07/25/56
(d) (p)
........... 37 5,334
Total U.S. Government Sponsored Agency Securities — 7 .7%
(Cost: $ 36,772,724 ) ............................... 34,375,342
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 ................... 66 65,015
4.50% , 08/15/39 ................... 382 385,835
4.38% , 11/15/39 ................... 82 81,587
4.63% , 02/15/40 ................... 3,000 3,063,750
1.13% , 05/15/40 - 08/15/40 ............ 694 437,030
1.38% , 11/15/40 ................... 347 225,496

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.25% , 05/15/41 - 02/15/52 ............ USD 13,000 $ 8,531,758
2.38% , 02/15/42 ................... 4,000 2,968,750
3.13% , 02/15/43 ................... 332 272,486
2.88% , 05/15/43 - 11/15/46 ............ 597 461,704
3.63% , 08/15/43 ................... 332 291,849
3.75% , 11/15/43 ................... 332 296,414
4.75% , 11/15/43 ................... 400 408,640
2.50% , 02/15/45 ................... 593 427,539
3.00% , 02/15/47 ................... 1,500 1,155,352
1.63% , 11/15/50 ................... 3 1,633
1.88% , 11/15/51 ................... 1,000 575,195
U.S. Treasury Inflation Linked Notes
2.13% , 04/15/29 ................... 2,160 2,224,170
U.S. Treasury Notes
0.25% , 09/30/25 ................... 4,657 4,566,807
4.00% , 12/15/25 - 01/15/27 ............ 700 700,377
4.13% , 06/15/26 ................... 2,100 2,103,199
0.50% , 05/31/27 ................... 129 119,970
2.25% , 08/15/27 ................... 798 768,543
1.25% , 03/31/28 - 09/30/28 ............ 1,047 968,432
2.88% , 08/15/28 ................... 188 181,934
3.13% , 11/15/28 ................... 363 353,415
3.75% , 12/31/28 ................... 200 198,820
1.75% , 01/31/29 - 11/15/29 ............ 1,239 1,126,627
2.63% , 02/15/29 ................... 63 60,096
1.88% , 02/28/29 - 02/15/32 ............ 12,352 11,207,018
2.38% , 05/15/29 ................... 7,063 6,649,704
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63% , 08/15/29 - 05/15/31 ............ USD 492 $ 438,532
1.50% , 02/15/30 ................... 23 20,518
1.13% , 02/15/31 ................... 179 152,360
1.38% , 11/15/31 ................... 3 2,534
Total U.S. Treasury Obligations — 11 .6%
(Cost: $ 59,436,924 ) ............................... 51,493,089
Total Long-Term Investments — 98.3%
(Cost: $ 422,092,875 ) .............................. 437,102,166
Shares
Shares
Short-Term Securities
Money Market Funds — 4.0%
(m)(q)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(r)
................... 3,842,416 3,844,337
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 13,991,754 13,991,754
Total Short-Term Securities — 4 .0%
(Cost: $ 17,836,091 ) ............................... 17,836,091
Total Investments — 102 .3%
(Cost: $ 439,928,966 ) .............................. 454,938,257
Liabilities in Excess of Other Assets — (2.3) % ............. (10,239,790)
Net Assets — 100.0% ...............................
$ 444,698,467
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Non-income producing security.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $24,880, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)
Perpetual security with no stated maturity date.
(m)
Affiliate of the Fund.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Represents or includes a TBA transaction.
(p)
Zero-coupon bond.
(q)
Annualized 7-day yield as of period end.
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,623,106 $ 221,300
(a)
$ — $ (226) $ 157 $ 3,844,337 3,842,416 $ 2,575
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 17,343,295 — (3,351,541)
(a)
— — 13,991,754 13,991,754 155,454 —
iShares Russell 1000 Value
ETF ................ 4,626,030 — — — 75,712 4,701,742 24,988 20,035 —
$ (226) $ 75,869 $ 22,537,833 $ 178,064 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 49 06/12/25 $ 8,794 $ (72,936)
U.S. Treasury 10-Year Note ................................................... 18 06/18/25 2,006 256
U.S. Treasury 10-Year Ultra Note ............................................... 21 06/18/25 2,403 18,996
U.S. Treasury Long Bond ..................................................... 28 06/18/25 3,296 10,963
MSCI EAFE Index ......................................................... 5 06/20/25 604 (18,845)
MSCI Emerging Markets Index ................................................. 5 06/20/25 278 (6,439)
S&P 500 E-Mini Index ....................................................... 5 06/20/25 1,413 (9,776)
U.S. Treasury 2-Year Note .................................................... 52 06/30/25 10,777 9,273
U.S. Treasury 5-Year Note .................................................... 10 06/30/25 1,083 (46)
(68,554)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 20 06/18/25 2,228 (31,445)
U.S. Treasury Ultra Bond ..................................................... 263 06/18/25 32,324 (373,581)
S&P/TSX 60 Index ......................................................... 2 06/19/25 416 (12,533)
MSCI EAFE Index ......................................................... 3 06/20/25 362 8,486
MSCI Emerging Markets Index ................................................. 47 06/20/25 2,610 20,169
Nasdaq-100 E-Mini Index ..................................................... 22 06/20/25 8,553 6,495
S&P 500 E-Mini Index ....................................................... 15 06/20/25 4,240 126,893
(255,516)
$ (324,070)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 5,860,654 USD 4,079,821 Credit Agricole Corporate & Investment Bank SA 06/18/25 $ 8,545
EUR 1,051,973 JPY 166,731,000 Standard Chartered Bank 06/18/25 21,152
USD 823,532 AUD 1,295,000 Standard Chartered Bank 06/18/25 13,832
USD 122,940 EUR 113,000 Deutsche Bank AG 06/18/25 218
USD 143,397 JPY 20,879,000 Toronto Dominion Bank 06/18/25 2,978
46,725
AUD 29,532,695 USD 18,625,518 Credit Agricole Corporate & Investment Bank SA 06/18/25 (160,157)
JPY 2,836,914,968 EUR 17,894,588 BNP Paribas SA 06/18/25 (354,851)
JPY 1,377,275,098 USD 9,277,347 Barclays Bank plc 06/18/25 (14,653)
JPY 702,585,116 USD 4,824,683 Societe Generale SA 06/18/25 (99,533)
USD 127,819 GBP 99,100 Deutsche Bank AG 06/18/25 (184)
(629,378)
$ (582,653)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5 .00 % Quarterly 12/20/29 USD 4,239 $ (233,336) $ (255,076) $ 21,740
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5 .00 Quarterly 06/20/30 USD 1,410 (69,936) (69,936) —

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 % Quarterly 06/20/30 USD 23,464 $ (431,516) $ (444,218) $ 12,702
$ (734,788) $ (769,230) $ 34,442
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR plus 0.34% Quarterly
MSCI ACWI ESG
Universal Index Quarterly BNP Paribas SA 04/03/25 USD 31,837 $ (897,717) $ — $ (897,717)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 679,655 $ — $ 679,655
Common Stocks
Aerospace & Defense .................................... 2,574,809 2,006,265 — 4,581,074
Air Freight & Logistics .................................... 548,505 156,274 — 704,779
Automobile Components .................................. 1,524,518 124,045 — 1,648,563
Automobiles .......................................... 1,772,136 1,211,640 — 2,983,776
Banks ............................................... 9,482,311 9,765,919 — 19,248,230
Beverages ........................................... 286,983 1,288,709 — 1,575,692

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
Biotechnology ......................................... $ 3,485,470 $ 635,295 $ — $ 4,120,765
Broadline Retail ........................................ 7,573,465 1,933,551 — 9,507,016
Building Products ....................................... 1,517,921 551,135 — 2,069,056
Capital Markets ........................................ 8,793,496 763,055 — 9,556,551
Chemicals ............................................ 2,391,647 1,528,173 — 3,919,820
Commercial Services & Supplies ............................. 98,161 4,271 — 102,432
Communications Equipment ................................ 1,590,563 1,135,076 — 2,725,639
Construction & Engineering ................................ 2,578,964 1,781,305 — 4,360,269
Consumer Finance ...................................... 2,454,274 — — 2,454,274
Consumer Staples Distribution & Retail ........................ 3,763,716 1,066,642 — 4,830,358
Containers & Packaging .................................. 834,492 — — 834,492
Diversified REITs ....................................... — 17,505 — 17,505
Diversified Telecommunication Services ........................ 1,452,214 2,417,152 — 3,869,366
Electric Utilities ........................................ 1,939,277 31,743 — 1,971,020
Electrical Equipment ..................................... 1,542,773 4,192,926 — 5,735,699
Electronic Equipment, Instruments & Components ................. 1,685,022 1,077,824 — 2,762,846
Energy Equipment & Services .............................. 989,659 — — 989,659
Entertainment ......................................... 1,798,337 56,997 — 1,855,334
Financial Services ...................................... 4,279,090 200,278 — 4,479,368
Food Products ......................................... 2,109,408 1,608,892 — 3,718,300
Gas Utilities ........................................... 39,516 94,224 — 133,740
Ground Transportation ................................... 86,922 — — 86,922
Health Care Equipment & Supplies ........................... 2,833,320 158,859 — 2,992,179
Health Care Providers & Services ............................ 5,339,559 71,398 — 5,410,957
Health Care REITs ...................................... 102,727 — — 102,727
Health Care Technology .................................. 10,736 16,834 — 27,570
Hotels, Restaurants & Leisure .............................. 3,495,259 1,146,042 — 4,641,301
Household Durables ..................................... 346,579 2,091,625 — 2,438,204
Household Products ..................................... 2,501,238 60,807 — 2,562,045
Independent Power and Renewable Electricity Producers ............ 167,463 — — 167,463
Industrial Conglomerates .................................. 411,194 1,305,995 — 1,717,189
Industrial REITs ........................................ 419,213 — — 419,213
Insurance ............................................ 4,081,686 5,055,777 — 9,137,463
Interactive Media & Services ............................... 10,593,771 4,023,423 — 14,617,194
IT Services ........................................... 2,507,802 1,400,474 — 3,908,276
Life Sciences Tools & Services .............................. 969,652 — — 969,652
Machinery ............................................ 368,489 1,491,484 — 1,859,973
Marine Transportation .................................... — 938,841 — 938,841
Media ............................................... 1,874,838 714,526 — 2,589,364
Metals & Mining ........................................ 3,175,535 486,413 — 3,661,948
Multi-Utilities .......................................... 396,023 1,261,783 — 1,657,806
Oil, Gas & Consumable Fuels ............................... 5,881,148 3,666,370 — 9,547,518
Passenger Airlines ...................................... 1,372,328 594,249 — 1,966,577
Personal Care Products .................................. 31,709 — — 31,709
Pharmaceuticals ....................................... 7,260,144 6,051,623 — 13,311,767
Professional Services .................................... 1,830,730 2,085,008 — 3,915,738
Real Estate Management & Development ....................... 874,836 1,268,687 — 2,143,523
Retail REITs .......................................... 1,200,884 61,589 — 1,262,473
Semiconductors & Semiconductor Equipment .................... 15,171,069 4,839,331 — 20,010,400
Software ............................................. 18,658,399 1,378,287 — 20,036,686
Specialized REITs ...................................... 43,328 — — 43,328
Specialty Retail ........................................ 2,338,303 263,413 — 2,601,716
Technology Hardware, Storage & Peripherals .................... 13,515,635 899,698 — 14,415,333
Textiles, Apparel & Luxury Goods ............................ 13,353 729,148 — 742,501
Trading Companies & Distributors ............................ 134,296 173,416 — 307,712
Transportation Infrastructure ............................... — 1,570 — 1,570
Water Utilities ......................................... 19,065 276,554 — 295,619
Wireless Telecommunication Services ......................... 51,347 705,207 — 756,554
Corporate Bonds
Automobile Components .................................. — 131,566 — 131,566
Automobiles .......................................... — 306,288 — 306,288
Banks ............................................... — 14,656,021 1,300 14,657,321
Beverages ........................................... — 3,080,512 — 3,080,512
Biotechnology ......................................... — 1,524,089 — 1,524,089
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
Broadline Retail ........................................ $ — $ 432,436 $ — $ 432,436
Building Products ....................................... — 1,983,878 — 1,983,878
Capital Markets ........................................ — 7,926,138 — 7,926,138
Chemicals ............................................ — 293,105 — 293,105
Commercial Services & Supplies ............................. — 261,047 — 261,047
Communications Equipment ................................ — 1,383,310 — 1,383,310
Construction & Engineering ................................ — 1,159,906 — 1,159,906
Construction Materials .................................... — 149,065 — 149,065
Consumer Finance ...................................... — 4,424,390 — 4,424,390
Consumer Staples Distribution & Retail ........................ — 286,005 — 286,005
Diversified Consumer Services .............................. — 11,820 — 11,820
Diversified REITs ....................................... — 101,721 — 101,721
Diversified Telecommunication Services ........................ — 808,157 — 808,157
Electric Utilities ........................................ — 3,381,624 — 3,381,624
Electrical Equipment ..................................... — 120,802 — 120,802
Electronic Equipment, Instruments & Components ................. — 884,631 — 884,631
Energy Equipment & Services .............................. — 125,716 — 125,716
Entertainment ......................................... — 178,003 — 178,003
Financial Services ...................................... — 2,682,509 — 2,682,509
Food Products ......................................... — 1,224,856 — 1,224,856
Gas Utilities ........................................... — 231,908 — 231,908
Ground Transportation ................................... — 502,078 — 502,078
Health Care Equipment & Supplies ........................... — 158,800 — 158,800
Health Care Providers & Services ............................ — 7,005,908 — 7,005,908
Health Care REITs ...................................... — 88,097 — 88,097
Health Care Technology .................................. — 1,429,136 — 1,429,136
Hotel & Resort REITs .................................... — 74,612 — 74,612
Hotels, Restaurants & Leisure .............................. — 793,096 — 793,096
Household Durables ..................................... — 1,371,175 — 1,371,175
Industrial Conglomerates .................................. — 1,061,700 — 1,061,700
Insurance ............................................ — 2,316,719 — 2,316,719
Interactive Media & Services ............................... — 65,995 — 65,995
IT Services ........................................... — 1,985,928 — 1,985,928
Leisure Products ....................................... — 14,300 — 14,300
Machinery ............................................ — 190,806 — 190,806
Media ............................................... — 521,208 — 521,208
Metals & Mining ........................................ — 1,061,732 — 1,061,732
Mortgage Real Estate Investment Trusts (REITs) .................. — 83,264 — 83,264
Oil, Gas & Consumable Fuels ............................... — 6,874,388 — 6,874,388
Passenger Airlines ...................................... — 323,478 — 323,478
Pharmaceuticals ....................................... — 2,606,093 — 2,606,093
Professional Services .................................... — 1,400,622 — 1,400,622
Real Estate Management & Development ....................... — 1,056,767 — 1,056,767
Semiconductors & Semiconductor Equipment .................... — 4,979,659 — 4,979,659
Software ............................................. — 5,095,990 — 5,095,990
Specialized REITs ...................................... — 710,349 — 710,349
Specialty Retail ........................................ — 1,577,410 — 1,577,410
Technology Hardware, Storage & Peripherals .................... — 274,921 — 274,921
Textiles, Apparel & Luxury Goods ............................ — 293,938 — 293,938
Trading Companies & Distributors ............................ — 95,522 — 95,522
Wireless Telecommunication Services ......................... — 423,519 — 423,519
Foreign Government Obligations .............................. — 338,960 — 338,960
Investment Companies .................................... 4,701,742 — — 4,701,742
Non-Agency Mortgage-Backed Securities ........................ — 600,030 — 600,030
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... 140,670 — — 140,670
Chemicals ............................................ 107,922 — — 107,922
Electric Utilities ........................................ 7,801 — — 7,801
Household Products ..................................... — 307,686 — 307,686
Metals & Mining ........................................ — 108,622 — 108,622
U.S. Government Sponsored Agency Securities .................... — 34,375,342 — 34,375,342
U.S. Treasury Obligations ................................... — 51,493,089 — 51,493,089
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Sustainable Balanced Portfolio

Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 17,836,091 $ — $ — $ 17,836,091
$ 197,979,533 $ 256,957,424 $ 1,300 $ 454,938,257
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 34,442 $ — $ 34,442
Equity contracts ........................................... 162,043 — — 162,043
Foreign currency exchange contracts ............................ — 46,725 — 46,725
Interest rate contracts ....................................... 39,488 — — 39,488
Liabilities
Equity contracts ........................................... (47,593) (970,653) — (1,018,246)
Foreign currency exchange contracts ............................ — (629,378) — (629,378)
Interest rate contracts ....................................... (405,072) — — (405,072)
$ (251,134) $ (1,518,864) $ — $ (1,769,998)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
Fair Value Hierarchy as of Period End (continued)